SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment, net (Details)	12 Months Ended
Dec. 31, 2018
Electronic equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years
Furniture and office equipment
Property and equipment, net
Property, Plant and Equipment, Useful Life	5 years